Obligations Under Guarantees and Other Off-balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance Sheet Instruments) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 87,999	¥ 82,886
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	1,088	908
Commitments to make investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 628	¥ 478